Schedule of Stock Options Granted (Details) - $ / shares		1 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 12, 2022	Dec. 12, 2021	Dec. 31, 2022	Dec. 31, 2021
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor		Successor	Predecessor	Predecessor		Successor	Predecessor
Fair value of common stock on date of grant			$ 0.44
Risk free interest rate			3.76%
Expected term (years)			6 years		6 years
Expected volatility			122.00%
Expected dividends			0.00%		0.00%
Minimum [Member]
Reorganization, Chapter 11 [Line Items]
Fair value of common stock on date of grant					$ 0.44
Risk free interest rate					3.53%
Expected volatility					120.00%
Maximum [Member]
Reorganization, Chapter 11 [Line Items]
Fair value of common stock on date of grant					$ 2.23
Risk free interest rate					4.27%
Expected volatility					123.00%
Predecessor [Member]
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]			Predecessor	Predecessor	Predecessor	Predecessor	Predecessor			Predecessor
Fair value of common stock on date of grant										$ 3.25
Expected term (years)				5 years
Expected dividends				0.00%		0.00%	0.00%			0.00%
Predecessor [Member] | Minimum [Member]
Reorganization, Chapter 11 [Line Items]
Fair value of common stock on date of grant				$ 2.27		$ 2.27	$ 2.27
Risk free interest rate				2.79%		1.68%	1.68%			0.66%
Expected term (years)						3 years 6 months 10 days	3 years 6 months 10 days			5 years
Expected volatility				112.00%		111.00%	111.00%			118.00%
Predecessor [Member] | Maximum [Member]
Reorganization, Chapter 11 [Line Items]
Fair value of common stock on date of grant				$ 3.00		$ 3.00	$ 3.00
Risk free interest rate				3.01%		3.01%	3.01%	1.26%
Expected term (years)						6 years	6 years	6 years
Expected volatility				114.00%		119.00%	119.00%			125.00%